Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Federal Home Loan Bank Stock
Note 3. Federal Home Loan Bank Stock
The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $2,253,400 and $1,740,200 at December 31, 2018 and December 31, 2017, respectively, and is included in other assets. The Company purchased stock in 2018 and 2017 at the par value of $100 per share.